SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long lived assets, Advertising and promotion expenses and Research and development costs and Lease (Details) - USD ($)		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets		$ 0	$ 0	$ 0
Advertising and promotion expenses		2,788,986	28,485,825	11,925,499
Research and development costs		$ 3,160,949	$ 1,151,371	$ 2,816,991
Lease, Practical Expedients, Package [true false]	true